INVESTMENTS IN SUBSIDIARIES (Details)	12 Months Ended
Dec. 31, 2022 shares
Pirate Studios Limited
Disclosure of subsidiaries [line items]
Ownership interest in investment	3.50%
Selina Sound Ventures GP Limited | Pirate Studios Limited
Disclosure of subsidiaries [line items]
Ownership interest	3.50%
Selina Sound Ventures GP Limited | Preferred B1 Shares | Pirate Studios Limited
Disclosure of subsidiaries [line items]
Number of shares owned (in shares)	3,221
Selina Management Company UK Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operations UK Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Camden, Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	90.00%
Selina Operation Camden, Ltd. | Selina Operations UK Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	90.00%
Number of shares owned (in shares)	135
Selina Operation Brighton, Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	90.00%
Selina Operation Brighton, Ltd. | Selina Operations UK Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	90.00%
Number of shares owned (in shares)	135
Selina Operation Midlands, Ltd
Disclosure of subsidiaries [line items]
Ownership interest	99.01%
Selina Operation Midlands, Ltd | Selina Operations UK Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	99.10%
Selina Operation Midlands, Ltd | Selina Operations UK Ltd. | A Ordinary Shares
Disclosure of subsidiaries [line items]
Ownership interest	99.01%
Selina Operation Midlands, Ltd | Selina Operations UK Ltd. | Voting Shares
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Midlands, Ltd | Third-party | B Ordinary Shares
Disclosure of subsidiaries [line items]
Ownership interest	0.99%
Selina RY Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operations Bath Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation HolbornLtd (formerly Selina UK Real Estate Ltd.)
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina LoyaltyManagement Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Ventures Holding Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Ventures Holding Ltd. | Selina Holding Company UK Societas
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Wheel Ventures Limited
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Final ownership interest after contractually obligated transfer of shares	45.00%
Global Demandco Limited
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina International Music Summits Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Sound Ventures GP Limited
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Sound Ventures GP Limited | Selina Ventures Holding Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Pirate Venture LP
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Seli-Na Operations II Pt,Lda.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Seli-Na Operation Porto, Unipessoal Lda.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Seli-Na Operation Ericeira, Unipessoal Lda.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Seli-Na Operation Palacio, Unipessoal Lda.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Seli-Na Operation Vila Nova, Unipessoal Lda.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Seli-Na Operation Lisboa RF, Unipessoal Lda.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Seli-Na Operation Geres PT, Unipessoal Lda.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Seli-Na Operation Arabic Building, Unipessoal Lda.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Seli-Na Operation Peniche, Unipessoal Lda.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Seli-Na Operation Sintra, Unipessoal Lda.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Seli-Na Portugal Real Estate, Unipessoal Lda.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Hellas S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation TheatrouSingle Member, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Makrinitsa Single Member, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Athens Real Estate, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Evoia Single Member, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Real Estate Single Member Private Company
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operations AUT GmbH
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Bad Gastein GmbH
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Holding Australia Pty, Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operations Australia Pty, Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation St. Kilda Pty, Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Brisbane Pty, Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Magnetic Island Pty Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Global Services Spain SL
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operations Spain SL
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Granada SL
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operations Hungary Kft
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Danube Real Estate Kft
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation PolandSpółka Z Ograniczoną Odpowiedzialnoscią
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operations Germany GmbH
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina DE GmbH
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Berlin GmbH & Co KG
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
S1 Berlin Mitte GmbH & Co KG
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Konstanzer Str GmbH and Co KG
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina RE GmbH
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Services Israel Ltd
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Israel Ltd
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Neve Tzedek Ltd
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Sea Of Galilee Ltd
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Beit Oren Ltd
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Ramon Ltd
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Jerusalem Mountains Ltd
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Real Estate Holding, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Capsule Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Metula Ltd,
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Almog Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Adama Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Negev Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Arava Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Yarden Harari Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Hayarkon Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Panama Real Estate, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
SPV 1 Panama RE, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	85.00%
SPV 1 Panama RE, S.A. | Selina Operations Panama Two S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation One (1), S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operations Panama, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	76.925%
Selina Operations Panama, S.A. | PCN Operations, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	90.50%
Number of shares owned (in shares)	1,510
Selina Operations Panama Two S.A.
Disclosure of subsidiaries [line items]
Ownership interest	85.00%
Selina Operations Panama Two S.A. | PCN Operations, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Red Frog, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	76.925%
Selina Operation Red Frog, S.A. | Selina Operations Panama, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operations Bocas Del Toro, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	76.925%
Selina Operations Bocas Del Toro, S.A. | Selina Operations Panama, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Pedasi, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	76.925%
Selina Pedasi, S.A. | Selina Operations Panama, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Management Panama, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Explore Panama, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	76.925%
Selina Explore Panama, S.A. | Selina Operations Panama, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Corriente Del Sur Investment, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	76.925%
Corriente Del Sur Investment, S.A. | Selina Operations Panama, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Venao, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	76.925%
Selina Operation Venao, S.A. | Selina Operations Panama, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Bola De Oro, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	76.925%
Selina Operation Bola De Oro, S.A. | Selina Operations Panama, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Riopac, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	85.00%
Selina Operation Riopac, S.A. | Selina Operations Panama Two S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operations Panama III, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation El Valle, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Boquete, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Venao Tipi, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Santa Catalina, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Hospitality Academy, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
RY Management, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Rev-Share Col, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operations Argentina, S.R.L.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Bariloche, S.R.L.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Hostech, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operations Mendoza, S.A.S
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Holding OperationsArgentina, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Argentina Real Estate, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Hospitality Bolivia, S.R.L.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation La Paz, S.R.L.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Explore Bolivia, S.R.L.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Brazil Hospitalidade, S.A
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Hospedagem Eireli
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Brazil Turismo, Ltda.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operations Chile, SpA
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Explore Chile, SpA
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Pucon,SpA
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Providencia, SpA
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Chile Real Estate SpA
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Real Estate Holding Costa Rica, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Real Estate Holding Costa Rica, S.A. | Selina Real Estate Holding, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina San Jose City Real Estate, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Playa Jaco Real Estate, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina La Fortuna Real Estate, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Puerto Viejo Real Estate, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Miramar Vistas Real Estate, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Tamarindo Beach Real Estate, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Santa Teresa Re Dos, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	30.00%
Selina Santa Teresa Re Dos, S.A. | Selina Real Estate Holding Costa Rica, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	30.00%
Selina Jaco Assets, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Costa Rica, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	85.00%
Selina Operation Costa Rica, S.A. | PCN Operations, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Santa Teresa, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	85.00%
Selina Operation Santa Teresa, S.A. | Selina Operation Costa Rica, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation San Jose City, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	85.00%
Selina Operation San Jose City, S.A. | Selina Operation Costa Rica, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Miramar Vistas, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	85.00%
Selina Operation Miramar Vistas, S.A. | Selina Operation Costa Rica, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Playa Jaco, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	85.00%
Selina Operation Playa Jaco, S.A. | Selina Operation Costa Rica, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation La Fortuna, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	85.00%
Selina Operation La Fortuna, S.A. | Selina Operation Costa Rica, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Puerto Viejo, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	85.00%
Selina Operation Puerto Viejo, S.A. | Selina Operation Costa Rica, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Tamarindo Beach, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	85.00%
Selina Operation Tamarindo Beach, S.A. | Selina Operation Costa Rica, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Restaurante Gato Negro, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	85.00%
Restaurante Gato Negro, S.A. | Selina Operation Costa Rica, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Hotel Casitas Eclipse, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	85.00%
Hotel Casitas Eclipse, S.A. | Selina Operation Costa Rica, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Explore Costa Rica Ltd
Disclosure of subsidiaries [line items]
Ownership interest	85.00%
Selina Explore Costa Rica Ltd | Selina Operation Costa Rica, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Nosara Sunsets, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	85.00%
Selina Operation Nosara Sunsets, S.A. | Selina Operation Costa Rica, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Monteverde Forest, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	85.00%
Selina Operation Monteverde Forest, S.A. | Selina Operation Costa Rica, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Ecuador Selinaecu, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Quito Selinaquito, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Explore Ecuador Selinaexplore, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Tena Selinatena, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Banos Selinabanos, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Cuenca Selinacuenca, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Montana Selinasol, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Colombia Real Estate, S.A.S
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Bogota Real Estate, S.A.S.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Cartagena Real Estate, S.A.S.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Colombia, S.A.S.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Medellin,S.A.S.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Cartagena, S.A.S.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Santa Marta, S.A.S.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Explore Colombia,S.A.S.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Bogota, S.A.S.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Los Heroes, S.A.S.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Parque 93, S.A.S.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Villa De Leyva, S.A.S.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Filandia, S.A.S.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Guatemala, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Atitlan, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Antigua, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Guatemala City, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Flores, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Explore Guatemala, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Hospitality Operations JamaicaLimited
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Explore Jamaica Limited
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina HospitalityOperations Mexico, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	98.40%
Selina HospitalityOperations Mexico, S.A. De C.V. | Series A shares
Disclosure of subsidiaries [line items]
Ownership interest	0.98%
Number of shares owned (in shares)	1,000,000
Selina HospitalityOperations Mexico, S.A. De C.V. | Selina Operation One (1), S.A. | Series A shares
Disclosure of subsidiaries [line items]
Ownership interest	97.42%
Number of shares owned (in shares)	99,000,000
Selina Hospitality Cancun 1, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	98.40%
Selina Hospitality Cancun 1, S.A. De C.V. | Selina Mexico SubholdingTwo, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Hospitality Cancun2, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	98.40%
Selina Hospitality Cancun2, S.A. De C.V. | Selina Mexico SubholdingTwo, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Hospitality PlayaDel Carmen, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	98.40%
Selina Hospitality PlayaDel Carmen, S.A. De C.V. | Selina Mexico SubholdingTwo, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Hospitality TulumS.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	98.40%
Selina Hospitality TulumS.A. De C.V. | Selina Mexico SubholdingTwo, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Hospitality MexicoCity 1, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	98.40%
Selina Hospitality MexicoCity 1, S.A. De C.V. | Selina Mexico SubholdingTwo, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Hospitality MexicoCity 2, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	98.40%
Selina Hospitality MexicoCity 2, S.A. De C.V. | Selina Mexico SubholdingTwo, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina HospitalityGuadalajara, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	98.40%
Selina Hospitality PuertoVallarta, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	98.40%
Selina HospitalitySayulita, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	98.40%
Selina HospitalitySayulita, S.A. De C.V. | Selina Mexico SubholdingTwo, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Mexico SubholdingTwo, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	98.40%
Selina Mexico SubholdingTwo, S.A. De C.V. | Selina Mexico SubholdingOne, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Hospitality PuertoEscondido, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	98.40%
Selina Hospitality PuertoEscondido, S.A. De C.V. | Selina Mexico SubholdingTwo, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Mexico SubholdingOne, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	98.40%
Selina Mexico SubholdingOne, S.A. De C.V. | Selina HospitalityOperations Mexico, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Hospitality Oaxaca,S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	98.40%
Selina Hospitality Oaxaca,S.A. De C.V. | Selina Mexico SubholdingTwo, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Hospitality Merida,S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	98.40%
Selina Hospitality Merida,S.A. De C.V. | Selina Mexico SubholdingTwo, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Hospitality IslaMujeres, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	98.40%
Selina Hospitality IslaMujeres, S.A. De C.V. | Selina Mexico SubholdingTwo, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Hospitality San Miguel De Allende, S.A.De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	98.40%
Selina Hospitality San Miguel De Allende, S.A.De C.V. | Selina Mexico SubholdingTwo, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Hospitality Holbox,S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	98.40%
Selina Hospitality Holbox,S.A. De C.V. | Selina Mexico SubholdingTwo, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Hospitality San Cristobal De Las Casas,S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	98.40%
Selina Hospitality San Cristobal De Las Casas,S.A. De C.V. | Selina Mexico SubholdingTwo, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Hospitality Bacalar,S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	98.40%
Selina Hospitality Bacalar,S.A. De C.V. | Selina Mexico SubholdingTwo, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Personas Y Hospitalidad,S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	98.40%
Personas Y Hospitalidad,S.A. De C.V. | Selina Mexico SubholdingTwo, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Explore Selina Tours, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	98.40%
Explore Selina Tours, S.A. De C.V. | Selina Mexico SubholdingTwo, S.A. De C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operations Nicaragua, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	85.00%
Selina Operations Nicaragua, S.A. | PCN Operations, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	99.00%
Selina Operations Nicaragua, S.A. | Selina Operations Panama Two S.A.
Disclosure of subsidiaries [line items]
Ownership interest	1.00%
Selina Operation San Juan Del Sur, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	85.00%
Selina Operation San Juan Del Sur, S.A. | Selina Operations Nicaragua, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Granada,S.A.
Disclosure of subsidiaries [line items]
Ownership interest	85.00%
Selina Operation Granada,S.A. | Selina Operations Nicaragua, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Maderas, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	85.00%
Selina Operation Maderas, S.A. | Selina Operations Nicaragua, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Explore Nicaragua, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	85.00%
Selina Explore Nicaragua, S.A. | Selina Operations Nicaragua, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Playa Maderas Real Estate, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Playa Maderas JV, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operations Peru, S.A.C
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Mancora, S.A.C.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Turismo Costa Sur, S.A.C
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Rio Colorado, S.R.L.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Huaraz, S.A.C
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina OperationArequipa, S.A.C
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Miraflores, S.A.C
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Cusco, S.A.C.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operations US Corp
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Miami Operations LLC
Disclosure of subsidiaries [line items]
Ownership interest	80.00%
Selina Miami Operations LLC | Selina Operations US Corp
Disclosure of subsidiaries [line items]
Ownership interest	80.00%
Selina Operation Casa Florida LLC
Disclosure of subsidiaries [line items]
Ownership interest	80.00%
Selina Operation Casa Florida LLC | Selina Miami Operations LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation MiamiRiver LLC
Disclosure of subsidiaries [line items]
Ownership interest	80.00%
Selina Operation MiamiRiver LLC | Selina Miami Operations LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Little Havana LLC
Disclosure of subsidiaries [line items]
Ownership interest	80.00%
Selina Operation Little Havana LLC | Selina Miami Operations LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation North Miami LLC
Disclosure of subsidiaries [line items]
Ownership interest	80.00%
Selina Operation North Miami LLC | Selina Miami Operations LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation St Petersburg LLC
Disclosure of subsidiaries [line items]
Ownership interest	80.00%
Selina Operation St Petersburg LLC | Selina Miami Operations LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina RY Holding Inc.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Woodstock LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Chelsea LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Big Bear LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Chicago LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation NY Ave. LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Adams Morgan LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Ski Mountain LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina OperationFredericksburg LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation New Orleans LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Downtown New Orleans LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Ashville LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation San Diego LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Palm Springs LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation AstoriaHotel LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Downtown Portland LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Campground Astoria LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Philadelphia LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Explore US LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Global Services US LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina US Real Estate LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Woodstock Real Estate LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
SPV 1 US LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
SPV 2 US LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
SPV 3 US LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Samba Merger Sub, Inc.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operations Dr, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Punta Cana, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Santo Domingo, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Punta del Este, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Operation Uruguay, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Valiker S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
PCN Operations, S.A.
Disclosure of subsidiaries [line items]
Ownership interest	75.00%
PCN Operations, S.A. | Selina Operation One (1), S.A.
Disclosure of subsidiaries [line items]
Ownership interest	85.00%
Selina Operation Morocco SARL
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Morocco SPV 1 SARLAU
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Morocco SPV 2 SARLU
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Selina Morocco SPV 3 SARLU
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Remote Year South Africa Pty Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%